UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires:      May 31, 2007|
                                                   |Estimated average burden  |
                                                   |hours per response...21.09|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032
                                   --------------------------------------------

                          BARON INVESTMENT FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   September 30
                         --------------------

Date of reporting period:  December 31, 2005
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2005 (UNAUDITED)

    Shares                                                 Cost              Value
---------------------------------------------------------------------------------------
COMMON STOCKS (97.07%)

              ADVERTISING SERVICES (0.46%)
    150,000   Getty Images, Inc.*                   $    10,110,290    $    13,390,500

              APPAREL (1.93%)
  1,000,000   Polo Ralph Lauren Corp., Cl A              19,737,919         56,140,000

              BUSINESS SERVICES (12.38%)
  1,350,000   Brown & Brown, Inc.                        27,801,280         41,229,000
  4,500,000   ChoicePoint, Inc.*#                        52,047,774        200,295,000
  1,225,000   Iron Mountain, Inc.*                       33,816,735         51,719,500
  1,150,000   Robert Half Intl., Inc.                     1,202,006         43,573,500
    600,000   SEI Investments Co.                        22,537,033         22,200,000
                                                    ---------------    ---------------
                                                        137,404,828        359,017,000
              CONSULTING (1.80%)
  1,250,000   Hewitt Associates, Inc.*                   30,901,952         35,012,500
    280,000   Moody's Corp.                               7,256,123         17,197,600
                                                    ---------------    ---------------
                                                         38,158,075         52,210,100
              EDUCATION (5.07%)
  1,400,000   Apollo Group, Inc., Cl A*                  14,084,763         84,644,000
  1,275,000   DeVry, Inc.*                                7,614,588         25,500,000
  1,100,000   Education Mgmt. Corp.*                      6,886,519         36,861,000
                                                    ---------------    ---------------
                                                         28,585,870        147,005,000
              ENERGY SERVICES (6.18%)
    165,000   Arch Coal, Inc.                             7,836,343         13,117,500
    500,000   SEACOR Holdings, Inc.*                     14,322,278         34,050,000
    200,000   Ultra Petroleum Corp.*                      4,847,419         11,160,000
    299,999   Valero Energy Corp.                        10,642,371         15,479,948
  2,400,000   XTO Energy, Inc.                           18,213,449        105,456,000
                                                    ---------------    ---------------
                                                         55,861,860        179,263,448
              FINANCIAL SERVICES -- ASSET
                MANAGEMENT (4.24%)
    595,000   Alliance Capital Management
                Holding L.P.                             28,150,298         33,611,550
    885,000   Eaton Vance Corp.                          19,213,857         24,213,600
    850,000   Nuveen Investments, Inc., Cl A             28,950,826         36,227,000
    400,000   T. Rowe Price Group, Inc.                  21,584,167         28,812,000
                                                    ---------------    ---------------
                                                         97,899,148        122,864,150
              FINANCIAL SERVICES -- BANKING (1.38%)
    385,000   City National Corp.                        27,902,246         27,889,400
    350,000   Commerce Bancorp, Inc.                      8,640,051         12,043,500
                                                    ---------------    ---------------
                                                         36,542,297         39,932,900
              FINANCIAL SERVICES -- BROKERAGE
                AND EXCHANGES (7.93%)
  9,300,000   Charles Schwab Corp.                       23,212,923        136,431,000
    255,000   Chicago Mercantile Exchange
                Holdings, Inc., Cl A                     18,498,371         93,709,950
                                                    ---------------    ---------------
                                                         41,711,294        230,140,950
              FINANCIAL SERVICES --
                INSURANCE (5.08%)
  1,000,000   Arch Capital Group, Ltd.*                  33,841,383         54,750,000
    850,000   Assurant, Inc.                             28,107,970         36,966,500
  1,350,000   Axis Capital Holdings, Ltd.                34,853,219         42,228,000
    450,000   HCC Insurance Holdings, Inc.               13,517,588         13,356,000
                                                    ---------------    ---------------
                                                        110,320,160        147,300,500
              FINANCIAL SERVICES --
                MISCELLANEOUS (2.42%)
    200,000   CapitalSource, Inc.                         4,596,873          4,480,000
  1,200,000   First Marblehead Corp.                     45,374,185         39,432,000
    125,000   The Student Loan Corp.                     17,812,742         26,153,750
                                                    ---------------    ---------------
                                                         67,783,800         70,065,750
              GAMING SERVICES (0.61%)
    650,000   Scientific Games Corp., Cl A*              18,867,905         17,732,000

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2005 (UNAUDITED)

     Shares                                               Cost              Value
-------------------------------------------------------------------------------------
              HEALTHCARE FACILITIES (3.11%)
    800,000   Community Health Systems, Inc.*       $    20,710,260    $    30,672,000
  1,500,000   Manor Care, Inc.                           32,956,389         59,655,000
                                                    ---------------    ---------------
                                                         53,666,649         90,327,000
              HEALTHCARE PRODUCTS (2.67%)
    540,000   DENTSPLY International, Inc.               23,319,202         28,992,600
    800,000   Henry Schein, Inc.*                        22,796,151         34,912,000
    200,000   Zimmer Holdings, Inc.*                      6,087,903         13,488,000
                                                    ---------------    ---------------
                                                         52,203,256         77,392,600
              HEALTHCARE SERVICES (2.90%)
    250,000   Caremark Rx, Inc.*                          5,389,305         12,947,500
    525,000   Charles River Laboratories Intl., Inc.*    16,106,774         22,244,250
    435,000   Fisher Scientific Intl., Inc.*             25,167,400         26,909,100
    375,000   Stericycle, Inc.*                          21,946,671         22,080,000
                                                    ---------------    ---------------
                                                         68,610,150         84,180,850
              HEALTHCARE SERVICES --
                INSURANCE (3.30%)
  1,200,000   WellPoint, Inc.*                           33,488,049         95,748,000

              HOME BUILDING (2.22%)
     40,000   NVR, Inc.*                                 13,394,243         28,080,000
  1,050,000   Toll Brothers, Inc.*                       20,959,721         36,372,000
                                                    ---------------    ---------------
                                                         34,353,964         64,452,000
              HOTELS AND LODGING (2.37%)
    900,000   Choice Hotels Intl., Inc.                   4,454,809         37,584,000
    625,000   Four Seasons Hotels, Inc.                  23,375,833         31,093,750
                                                    ---------------    ---------------
                                                         27,830,642         68,677,750
              MEDIA (1.32%)
    200,000   Cox Radio, Inc., Cl A*                      1,202,695          2,816,000
    260,000   Radio One, Inc., Cl A*                      2,068,065          2,670,200
    300,000   Radio One, Inc., Cl D*                      1,992,097          3,105,000
    600,000   Saga Comm., Inc., Cl A*                     2,355,859          6,522,000
    325,000   Univision Comm., Inc., Cl A*                2,468,252          9,551,750
    500,000   XM Satellite Radio Holdings,
                Inc., Cl A*                              13,166,953         13,640,000
                                                    ---------------    ---------------
                                                         23,253,921         38,304,950
              REAL ESTATE (5.25%)
    314,000   Alexander's, Inc.*#                        20,453,936         77,087,000
    600,000   CB Richard Ellis Group, Inc., Cl A*        20,815,727         35,310,000
    141,844   Corrections Corp. of America*                   1,418          6,378,725
    500,000   The St. Joe Company                        33,180,439         33,610,000
                                                    ---------------    ---------------
                                                         74,451,520        152,385,725
              RECREATION AND RESORTS (14.07%)
    447,600   Boyd Gaming Corp.                          19,576,223         21,332,616
  2,400,000   Kerzner Intl., Ltd.*#                      77,808,281        165,000,000
  3,000,000   Vail Resorts, Inc.*#                       61,273,805         99,090,000
    850,000   Wynn Resorts, Ltd.*                        19,006,090         46,622,500
  1,459,408   Wynn Resorts, Ltd.*@                       30,030,772         76,046,102
                                                    ---------------    ---------------
                                                        207,695,171        408,091,218
              RESTAURANTS (1.00%)
    775,000   The Cheesecake Factory, Inc.*              16,382,931         28,977,250

              RETAIL -- CONSUMER STAPLES (2.13%)
    800,000   Whole Foods Market, Inc.                   19,142,059         61,912,000

              RETAIL -- SPECIALTY STORES (2.34%)
    525,000   CarMax, Inc.*                              13,775,348         14,532,000
    500,000   O'Reilly Automotive, Inc.*                 12,587,918         16,005,000
    725,000   Tiffany & Co.                              23,301,802         27,760,250
    375,000   Urban Outfitters, Inc.*                    10,796,893          9,491,250
                                                    ---------------    ---------------
                                                         60,461,961         67,788,500

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION (3.08%)
1,500,000    C. H. Robinson Worldwide, Inc.       $    27,854,391    $    55,545,000
  500,000    Expeditors International of
              Washington, Inc.                         24,492,142         33,755,000
                                                  ---------------    ---------------
                                                       52,346,533         89,300,000
             UTILITY SERVICES (1.83%)
2,250,000    Southern Union Co.*                       28,662,596         53,167,500
                                                  ---------------    ---------------
TOTAL COMMON STOCKS                                 1,415,532,848      2,815,767,641
                                                  ---------------    ---------------
------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.32%)

             EDUCATION (0.01%)
  105,264    Apollo International, Inc. S-A CV
              Pfd.*@#                                   2,000,016            400,000

             HEALTHCARE SERVICES (0.31%)
    5,849    Somerford Corp. S-A Conv. Pfd.*@           9,090,399          9,090,397
                                                  ---------------    ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                     11,090,415          9,490,397
                                                  ---------------    ---------------



Principal Amount                                          Cost              Value
-------------------------------------------------------------------------------------
CORPORATE BONDS (0.09%)

              HEALTHCARE SERVICES
$ 2,666,667   Somerford Corp. 8.50%
                Sub. Conv. Deb. due 04/23/2006@           2,666,667          2,666,667
                                                    ---------------    ---------------
-------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (2.07%)

60,000,000    Citigroup 4.11%
                due 01/03/2006                           60,000,000         60,000,000
                                                    ---------------    ---------------
TOTAL INVESTMENTS (99.55%)                          $ 1,489,289,930      2,887,924,705
                                                    ===============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.45%)                                                   12,916,285
                                                                       ---------------
NET ASSETS (EQUIVALENT TO $56.29 PER
 SHARE BASED ON 51,536,266 SHARES
 OUTSTANDING)                                                          $ 2,900,840,990
                                                                       ===============

---------------
%   Represents percentage of net assets
@   Restricted securities
#   See Note 3 regarding "affiliated investments".
*   Non-income producing securities

See Notes to Schedules of Investments.

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (89.98%)

             ADVERTISING SERVICES (1.01%)
  300,000    Getty Images, Inc.*                  $     5,785,798    $    26,781,000
  950,000    Harte-Hanks, Inc.                         21,592,612         25,070,500
                                                  ---------------    ---------------
                                                       27,378,410         51,851,500
             APPAREL (1.71%)
1,450,000    Carter's, Inc.*#                          39,178,712         85,332,500
   62,500    Under Armour, Inc., Cl A*                    812,500          2,394,375
                                                  ---------------    ---------------
                                                       39,991,212         87,726,875
             BUILDING MACHINERY (0.54%)
  525,000    Tractor Supply Co.*                       19,687,111         27,793,500

             BUSINESS SERVICES (2.93%)
  600,000    Brown & Brown, Inc.                        9,830,329         18,324,000
1,600,000    ChoicePoint, Inc.*                        35,852,211         71,216,000
1,275,000    CoPart, Inc.*                             30,167,238         29,401,500
1,200,000    Gevity HR, Inc.                           23,307,192         30,864,000
                                                  ---------------    ---------------
                                                       99,156,970        149,805,500
             CHEMICAL (1.05%)
  700,000    Senomyx, Inc.*                             6,340,864          8,484,000
1,650,000    Symyx Technologies, Inc.*                 26,885,343         45,028,500
                                                  ---------------    ---------------
                                                       33,226,207         53,512,500
             COMMUNICATIONS (1.91%)
  700,000    Crown Castle Intl. Corp.*                  2,636,993         18,837,000
1,100,000    Equinix, Inc.*                            36,191,006         44,836,000
1,900,000    SBA Communications Corp., Cl A*            7,524,467         34,010,000
                                                  ---------------    ---------------
                                                       46,352,466         97,683,000
             CONSULTING (0.93%)
1,320,000    Hewitt Associates, Inc.*                  32,467,626         36,973,200
  600,000    LECG Corp.*                               12,477,679         10,428,000
                                                  ---------------    ---------------
                                                       44,945,305         47,401,200
             CONSUMER SERVICES (1.62%)
  850,000    Chemed Corp.                              31,341,103         42,228,000
1,183,000    Morningstar, Inc.*                        25,529,492         40,979,120
                                                  ---------------    ---------------
                                                       56,870,595         83,207,120
             EDUCATION (5.06%)
3,700,000    DeVry, Inc.*#                             62,024,338         74,000,000
2,500,000    Education Mgmt. Corp.*                    58,705,529         83,775,000
  700,000    Strayer Education, Inc.                   57,859,739         65,590,000
1,150,000    Universal Technical Institute, Inc.*      31,350,206         35,581,000
                                                  ---------------    ---------------
                                                      209,939,812        258,946,000
             ENERGY SERVICES (6.06%)
  825,000    Carbo Ceramics, Inc.                      50,408,141         46,629,000
3,700,000    Encore Acquisition Co.*#                  64,684,811        118,548,000
1,100,000    FMC Technologies, Inc.*                   25,188,996         47,212,000
  300,000    Foundation Coal Holdings, Inc.            11,010,993         11,400,000
  550,000    International Coal Group, Inc.*            5,857,256          5,225,000
  400,000    Petroleum Helicopters, Inc.*              10,077,790         12,492,040
  487,500    Range Resources Corp.                      8,333,342         12,840,750
  440,000    SEACOR Holdings, Inc.*                    17,768,097         29,964,000
  650,000    Whiting Petroleum Corp.*                  22,550,925         26,000,000
                                                  ---------------    ---------------
                                                      215,880,351        310,310,790
             FINANCIAL SERVICES --
              ASSET MANAGEMENT (2.10%)
  350,000    BlackRock, Inc., Cl A                      7,036,572         37,968,000
1,500,000    Cohen & Steers, Inc.                      22,476,341         27,945,000
  650,000    Eaton Vance Corp.                         11,290,146         17,784,000
  260,000    GAMCO Investors, Inc., Cl A                3,811,537         11,317,800
  290,000    Nuveen Investments, Inc., Cl A             7,748,686         12,359,800
                                                  ---------------    ---------------
                                                       52,363,282        107,374,600

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
             FINANCIAL SERVICES -- BANKING (3.75%)
  625,000    Cathay General Bancorp               $    22,783,925    $    22,462,500
  850,000    Center Financial Corp.#                   18,904,650         21,386,000
  800,000    Central Pacific Financial Corp.           28,316,418         28,736,000
1,300,000    First Republic Bank                       40,949,132         48,113,000
4,000,000    UCBH Holdings, Inc.                       80,006,240         71,520,000
                                                  ---------------    ---------------
                                                      190,960,365        192,217,500
             FINANCIAL SERVICES -- BROKERAGE &
              EXCHANGES (3.05%)
    8,000    IntercontinentalExchange, Inc.*              208,000            290,800
1,750,000    International Securities
              Exchange, Inc., Cl A*                    49,915,686         48,160,000
2,400,000    Jefferies Group, Inc.                     73,517,475        107,952,000
                                                  ---------------    ---------------
                                                      123,641,161        156,402,800
             FINANCIAL SERVICES -- INSURANCE (1.76%)
1,650,000    Arch Capital Group, Ltd.*                 51,045,431         90,337,500

             FINANCIAL SERVICES --
              MISCELLANEOUS (2.50%)
1,000,000    CheckFree Corp.*                          18,042,917         45,900,000
2,500,000    First Marblehead Corp.                    78,581,848         82,150,000
                                                  ---------------    ---------------
                                                       96,624,765        128,050,000
             FOOD AND AGRICULTURE (1.01%)
1,300,000    Ralcorp Hldgs., Inc.*                     49,808,236         51,883,000

             GAMING SERVICES (1.50%)
1,300,000    Scientific Games Corp., Cl A*             32,010,748         35,464,000
1,650,000    Shuffle Master, Inc.*                     45,610,426         41,481,000
                                                  ---------------    ---------------
                                                       77,621,174         76,945,000
             GOVERNMENT SERVICES (1.22%)
1,150,000    Anteon Intl. Corp.*                       34,526,770         62,502,500

             HEALTHCARE FACILITIES (4.08%)
2,200,000    Community Health Systems, Inc.*           55,160,342         84,348,000
1,800,000    Manor Care, Inc.                          33,815,991         71,586,000
1,650,000    United Surgical Partners Intl., Inc.*     23,181,527         53,047,500
                                                  ---------------    ---------------
                                                      112,157,860        208,981,500
             HEALTHCARE PRODUCTS (2.32%)
1,950,000    DepoMed, Inc.*                            11,124,661         11,700,000
2,000,000    Edwards Lifesciences Corp.*               59,602,586         83,220,000
  275,000    INAMED Corp.*                             12,316,626         24,112,000
                                                  ---------------    ---------------
                                                       83,043,873        119,032,000
             HEALTHCARE SERVICES (3.58%)
1,703,200    Charles River Laboratories Intl., Inc.*   52,306,788         72,164,584
  800,000    Gen-Probe, Inc.*                          33,725,299         39,032,000
  160,000    IDEXX Laboratories, Inc.*                  9,006,923         11,516,800
1,600,000    Odyssey HealthCare, Inc.*                 18,550,503         29,824,000
1,100,000    PRA International*                        25,870,873         30,965,000
                                                  ---------------    ---------------
                                                      139,460,386        183,502,384
             HEALTHCARE SERVICES --
              INSURANCE (3.19%)
3,800,000    AMERIGROUP Corp.*#                        70,530,101         73,948,000
3,000,000    Centene Corp.*#                           27,176,333         78,870,000
  700,000    Universal American Financial Corp.*       16,344,162         10,556,000
                                                  ---------------    ---------------
                                                      114,050,596        163,374,000
             HOME BUILDING (0.80%)
  150,000    Brookfield Homes Corp.                     1,213,559          7,459,500
  675,000    Hovnanian Enterprises, Inc., Cl A*        16,134,933         33,507,000
                                                  ---------------    ---------------
                                                       17,348,492         40,966,500
             HOTELS AND LODGING (2.81%)
1,300,000    Choice Hotels Intl., Inc.                  7,521,838         54,288,000
1,800,000    Four Seasons Hotels, Inc.                 71,435,019         89,550,000
                                                  ---------------    ---------------
                                                       78,956,857        143,838,000

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

             MEDIA (1.13%)
  480,000    Central European Media
              Enterprises, Ltd.*                  $    22,193,721    $    27,792,000
  350,000    Entravision Comm. Corp., Cl A*             1,936,521          2,492,000
1,000,000    LIN TV Corp., Cl A*                       20,939,430         11,140,000
  250,000    Radio One, Inc., Cl A*                     2,371,787          2,567,500
  580,000    Radio One, Inc., Cl D*                     5,183,872          6,003,000
  420,000    Saga Comm., Inc., Cl A*                    2,758,642          4,565,400
  225,000    WorldSpace, Inc., Cl A*                    3,305,354          3,264,750
                                                  ---------------    ---------------
                                                       58,689,327         57,824,650
             MEDICAL EQUIPMENT (0.63%)
  275,000    Intuitive Surgical, Inc.*                  4,029,661         32,249,250

             PRINTING AND PUBLISHING (0.76%)
1,400,000    ProQuest Co.*                             43,683,119         39,074,000

             REAL ESTATE (3.78%)
   75,000    Alexander's, Inc.*                         5,683,588         18,412,500
1,675,000    CB Richard Ellis Group, Inc., Cl A*       35,811,502         98,573,750
  666,667    CBRE Realty Finance, Inc. 144A@           10,000,005         10,000,005
  899,600    CoStar Group, Inc.*                       38,457,938         38,835,732
2,429,800    Spirit Finance Corp.                      28,350,595         27,578,230
                                                  ---------------    ---------------
                                                      118,303,628        193,400,217
             RECREATION AND RESORTS (10.02%)
1,800,000    Ameristar Casinos, Inc.                   35,538,626         40,860,000
  200,000    Boyd Gaming Corp.                          5,345,491          9,532,000
1,500,000    Fontainebleau Resorts, LLC@               15,000,000         15,000,000
  500,000    Gaylord Entertainment Co.*                14,449,466         21,795,000
1,425,000    Isle of Capri Casinos, Inc.*              29,990,333         34,713,000
1,800,000    Kerzner Intl., Ltd.*                      49,095,087        123,750,000
  350,000    Life Time Fitness, Inc.*                  11,787,839         13,331,500
  575,000    Penn National Gaming, Inc.*               16,140,523         18,946,250
1,700,000    Station Casinos, Inc.                     39,029,399        115,260,000
1,250,000    Vail Resorts, Inc.*                       21,897,070         41,287,500
  925,000    Wynn Resorts, Ltd.*                       11,982,289         50,736,250
  537,677    Wynn Resorts, Ltd.*@                      11,063,956         28,017,004
                                                  ---------------    ---------------
                                                      261,320,079        513,228,504
             RESTAURANTS (5.53%)
  950,000    California Pizza Kitchen, Inc.*           24,386,635         30,371,500
  525,000    Panera Bread Co., Cl A*                   16,333,742         34,482,000
  650,000    Peet's Coffee & Tea, Inc.*                13,755,125         19,727,500
1,300,000    P.F. Chang's China Bistro, Inc.*          61,532,458         64,519,000
  800,000    Red Robin Gourmet Burgers, Inc.*          45,540,090         40,768,000
2,500,000    The Cheesecake Factory, Inc.*             54,474,009         93,475,000
                                                  ---------------    ---------------
                                                      216,022,059        283,343,000
             RETAIL -- SPECIALTY STORES (7.24%)
  875,000    Blue Nile, Inc.*#                         26,058,719         35,271,250
1,250,000    Cabela's, Inc., Cl A*                     27,858,699         20,750,000
1,650,000    CarMax, Inc.*                             34,948,928         45,672,000
2,500,000    Dick's Sporting Goods, Inc.*              86,074,246         83,100,000
1,350,000    DSW, Inc., Cl A*                          33,112,042         35,397,000
  900,000    Guitar Center, Inc.*                      52,132,332         45,009,000
1,200,000    PETCO Animal Supplies, Inc.*              24,210,543         26,340,000
1,800,000    Select Comfort Corp.*#                    38,016,795         49,230,000
  782,800    United Auto Group, Inc.                   29,837,048         29,902,960
                                                  ---------------    ---------------
                                                      352,249,352        370,672,210
             SOFTWARE (0.65%)
  800,000    Kronos, Inc.*                             19,822,296         33,488,000

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2005 (UNAUDITED)

      Shares                                              Cost               Value
 --------------------------------------------------------------------------------------
               TRANSPORTATION (2.18%)
   1,242,500   Genesee & Wyoming, Inc., Cl A*        $    28,652,530   $     46,655,875
     550,000   Landstar System, Inc.*                     13,610,268         22,957,000
     450,000   UTI Worldwide, Inc.                        31,481,477         41,778,000
                                                     ---------------    ---------------
                                                          73,744,275        111,390,875
               UTILITY SERVICES (1.57%)
   1,500,000   ITC Holdings Corp.                         40,425,620         42,135,000
   1,627,498   Southern Union Co.*                        19,474,278         38,457,778
                                                     ---------------    ---------------
                                                          59,899,898         80,592,778
                                                     ---------------    ---------------
TOTAL COMMON STOCKS                                    3,222,801,381      4,608,908,753
                                                     ---------------    ---------------
 --------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.15%)

               PHARMACEUTICAL
     750,000   Reliant Pharmaceuticals LLC
                 Series D*@                               15,000,000          7,500,000
                                                     ---------------    ---------------

Principal Amount
 --------------------------------------------------------------------------------------
CORPORATE BONDS (1.22%)

               RECREATION AND RESORTS
$ 26,000,000   Wynn Resorts 6.00%
                 Sub. Conv. Deb. due 07/15/2015           25,450,951         62,465,000
                                                     ---------------    ---------------
 --------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (8.64%)

  50,000,000   American Express Corp. 4.17%
                 due 01/06/2006                           50,000,000         50,000,000
  26,999,999   Citicorp 4.11%
                 due 01/03/2006                           26,999,999         26,999,999
  95,000,000   Citicorp 4.23%
                 due 01/03/2006                           95,000,000         95,000,000
  50,000,000   Citicorp 4.22%
                 due 01/04/2006                           50,000,000         50,000,000
  22,199,999   General Electric Capital Corp. 4.28%
                 due 01/04/2006                           22,199,999         22,199,999
  50,175,416   General Electric Capital Corp. 4.22%
                 due 01/05/2006                           50,175,416         50,175,416
  76,500,000   General Electric Capital Corp. 4.30%
                 due 01/09/2006                           76,500,000         76,500,000
  21,999,999   Prudential Financial Services 4.20%
                 due 01/10/2006                           21,999,999         21,999,999
  49,824,583   Royal Bank of Scotland 4.22%
                 due 01/05/2006                           49,824,583         49,824,583
                                                     ---------------    ---------------
TOTAL SHORT TERM MONEY MARKET
   INSTRUMENTS                                           442,699,996        442,699,996
                                                     ---------------    ---------------
TOTAL INVESTMENTS (99.99%)                           $ 3,705,952,328      5,121,573,749
                                                     ===============
CASH AND OTHER ASSETS
   LESS LIABILITIES (0.01%)                                                     327,442
                                                                        ---------------
NET ASSETS (EQUIVALENT TO $45.40 PER
   SHARE BASED ON 112,824,302 SHARES
   OUTSTANDING)                                                        $  5,121,901,191
                                                                        ===============

---------------
%   Represents percentage of net assets
@   Restricted securities
#   See Note 3 regarding "affiliated investments".
*   Non-income producing securities


See Notes to Schedules of Investments.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (95.80%)

             ADVERTISING SERVICES (1.52%)
  725,000    R.H. Donnelley Corp.*                $    26,979,391    $    44,674,500

             APPAREL (1.31%)
  650,000    Carter's, Inc.*                           21,552,174         38,252,500

             BUILDING MACHINERY (1.35%)
  750,000    Tractor Supply Co.*                       26,626,906         39,705,000

             BUILDING MATERIALS (4.02%)
1,000,000    Eagle Materials, Inc., Cl B#              62,853,442        117,770,000

             BUSINESS SERVICES (4.46%)
  725,000    ChoicePoint, Inc.*                         6,949,762         32,269,750
  350,000    DealerTrack Holdings, Inc.*                6,578,325          7,343,000
1,800,000    DX Services plc^                          11,518,326         10,528,200
1,200,000    First Advantage Corp., Cl A*              23,607,916         32,052,000
  841,000    Infocrossing, Inc.*#                       7,372,591          7,241,010
  975,000    Iron Mountain, Inc.*                      10,010,523         41,164,500
                                                  ---------------    ---------------
                                                       66,037,443        130,598,460
             COMMUNICATIONS (8.51%)
3,000,000    Alamosa Hldgs., Inc.*                     16,898,876         55,830,000
3,350,000    American Tower Corp., Cl A*               19,090,630         90,785,000
2,000,000    SBA Communications Corp., Cl A*           10,934,507         35,800,000
4,650,000    UbiquiTel, Inc.*                          21,656,195         45,988,500
  750,000    USA Mobility, Inc.                        16,280,379         20,790,000
                                                  ---------------    ---------------
                                                       84,860,587        249,193,500
             CONSULTING (3.17%)
  275,000    Corporate Executive Board Co.              4,596,432         24,667,500
1,650,000    LECG Corp.*#                              32,939,131         28,677,000
1,800,000    Navigant Consulting, Inc.*                31,385,220         39,564,000
                                                  ---------------    ---------------
                                                       68,920,783         92,908,500
             CONSUMER PRODUCTS (1.87%)
1,250,000    Acco Brands Corp.*                        30,712,272         30,625,000
1,625,000    DTS, Inc.*#                               34,251,425         24,050,000
                                                  ---------------    ---------------
                                                       64,963,697         54,675,000
             EDUCATION (4.65%)
  500,000    Apollo Group, Inc., Cl A*                  4,269,664         30,230,000
  750,000    Career Education Corp.*                    1,615,913         25,290,000
  444,000    Strayer Education, Inc.                   37,452,157         41,602,800
1,267,700    Universal Technical Institute, Inc.*      37,885,631         39,222,638
                                                  ---------------    ---------------
                                                       81,223,365        136,345,438
             ENERGY SERVICES (2.57%)
1,200,000    Covanta Holding Corp.                     17,202,715         18,072,000
1,500,000    International Coal Group, Inc.*           16,073,107         14,250,000
  560,000    Petroleum Helicopters, Inc.*              14,202,259         17,488,856
  750,000    SunPower Corp., Cl A*                     20,592,190         25,492,500
                                                  ---------------    ---------------
                                                       68,070,271         75,303,356
             FINANCIAL SERVICES -- ASSET
              MANAGEMENT (0.37%)
  250,000    GAMCO Investors, Inc., Cl A                4,356,166         10,882,500

             FINANCIAL SERVICES -- BANKING (0.45%)
1,500,000    Cash Systems, Inc.*#                      10,062,346         13,155,000

             FINANCIAL SERVICES -- INSURANCE (0.37%)
  200,000    Arch Capital Group, Ltd.*                  5,515,966         10,950,000

             FINANCIAL SERVICES --
              MISCELLANEOUS (0.82%)
1,000,000    KKR Financial Corp.                       24,543,895         23,990,000

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
             GOVERNMENT SERVICES (4.95%)
  850,000    Anteon Intl. Corp.*                  $    19,905,919    $    46,197,500
2,850,000    FLIR Systems, Inc.*                       64,339,752         63,640,500
1,260,749    Mantech Intl. Corp., Cl A*                24,467,144         35,124,467
                                                  ---------------    ---------------
                                                      108,712,815        144,962,467
             HEALTHCARE FACILITIES (4.38%)
1,353,700    American Retirement Corp.*                15,157,651         34,018,481
1,250,000    Brookdale Senior Living, Inc.             29,587,749         37,262,500
1,775,000    United Surgical Partners Intl., Inc.*     20,503,596         57,066,250
                                                  ---------------    ---------------
                                                       65,248,996        128,347,231
             HEALTHCARE PRODUCTS (1.80%)
  600,000    INAMED Corp.*                             29,950,811         52,608,000

             HEALTHCARE SERVICES (1.51%)
  475,000    Gen-Probe, Inc.*                          21,507,724         23,175,250
  750,000    PRA International*                        17,574,319         21,112,500
                                                  ---------------    ---------------
                                                       39,082,043         44,287,750
             HOME BUILDING (1.99%)
1,170,699    Brookfield Homes Corp.                    24,681,386         58,218,861

             LEISURE (1.84%)
1,000,000    Lakes Entertainment, Inc.*                13,665,909          6,650,000
1,500,000    MarineMax, Inc.*#                         39,664,697         47,355,000
                                                  ---------------    ---------------
                                                       53,330,606         54,005,000
             MACHINERY & ELECTRONICS (1.35%)
1,000,000    Flowserve Corp.*                          31,808,128         39,560,000

             MANUFACTURING (3.73%)
1,232,000    Actuant Corp., Cl A                       49,012,545         68,745,600
  503,800    Intermagnetics General Corp.              12,048,645         16,071,220
1,001,448    Measurement Specialties, Inc.*#           23,973,137         24,385,259
                                                  ---------------    ---------------
                                                       85,034,327        109,202,079
             MEDIA (2.10%)
1,250,000    CKX, Inc.*                                14,102,674         16,250,000
1,350,000    Gray Television, Inc.                     11,348,508         13,257,000
2,400,000    Radio One, Inc., Cl D*                    27,663,129         24,840,000
  380,000    Regal Entertainment Group, Cl A            4,528,833          7,227,600
                                                  ---------------    ---------------
                                                       57,643,144         61,574,600
             MEDICAL EQUIPMENT (5.31%)
2,500,000    Immucor, Inc.*#                           25,081,859         58,400,000
  425,000    Intuitive Surgical, Inc.*                  6,162,500         49,839,750
1,050,000    Kensey Nash Corp.*#                       31,206,135         23,131,500
  660,191    Lifeline Systems, Inc.*                   15,537,121         24,136,583
                                                  ---------------    ---------------
                                                       77,987,615        155,507,833
             MINERALS & MINING (0.36%)
  500,000    Novelis, Inc.                             10,868,014         10,445,000

             PRINTING AND PUBLISHING (1.16%)
1,500,000    Interactive Data Corp.                    22,596,629         34,065,000

             REAL ESTATE (4.65%)
1,000,000    CB Richard Ellis Group, Inc., Cl A*       29,930,480         58,850,000
6,000,000    Countrywide plc^                          35,065,455         43,326,000
3,000,000    Spirit Finance Corp.                      35,601,168         34,050,000
                                                  ---------------    ---------------
                                                      100,597,103        136,226,000
             RECREATION AND RESORTS (9.19%)
1,100,000    Ameristar Casinos, Inc.                   20,651,722         24,970,000
1,350,000    Gaylord Entertainment Co.*                41,832,615         58,846,500
2,000,000    Great Canadian Gaming Corp.*^             29,171,035         28,173,200
2,600,000    Great Wolf Resorts, Inc.*#                50,437,215         26,806,000
  550,000    Kerzner Intl., Ltd.*                      13,662,714         37,812,500
1,400,000    Penn National Gaming, Inc.*               40,042,425         46,130,000
  850,000    Wynn Resorts, Ltd. *                      12,016,631         46,622,500
                                                  ---------------    ---------------
                                                      207,814,357        269,360,700
             RESTAURANTS (6.33%)
2,250,000    AFC Enterprises, Inc.#               $    36,931,249    $    34,020,000
  350,000    Panera Bread Co., Cl A*                    9,869,197         22,988,000
  990,000    P.F. Chang's China Bistro, Inc.*          50,496,634         49,133,700
2,700,000    Texas Roadhouse, Inc., Cl A*              33,450,103         41,985,000
1,000,000    The Cheesecake Factory, Inc.*             21,235,694         37,390,000
                                                  ---------------    ---------------
                                                      151,982,877        185,516,700

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

             RETAIL -- CONSUMER STAPLES (1.19%)
1,250,000    NuCO2, Inc.*#                             30,876,487         34,850,000

             RETAIL -- SPECIALTY STORES (6.07%)
  700,000    99 Cents Only Stores*                      8,091,122          7,322,000
1,157,503    Casual Male Retail Group, Inc.*#           5,361,112          7,095,494
  675,000    Design Within Reach, Inc.*                 9,586,917          3,577,500
1,500,000    DSW, Inc., Cl A*                          36,083,956         39,330,000
1,200,000    Fossil, Inc.*                             25,325,388         25,812,000
1,300,000    Hot Topic, Inc.*                          20,830,936         18,525,000
  500,000    Provide Commerce, Inc.*                    9,532,100         16,555,000
2,800,000    Quiksilver, Inc.*                         22,061,546         38,752,000
  542,500    United Auto Group, Inc.                   20,839,187         20,723,500
                                                  ---------------    ---------------
                                                      157,712,264        177,692,494
             TRANSPORTATION (2.45%)
  350,000    American Commercial Lines, Inc.*           8,583,295         10,601,500
  600,000    Grupo Aeroportuario Del Sureste
              SA de CV                                 17,867,166         19,404,000
1,050,000    JetBlue Airways Corp.*                    13,096,894         16,149,000
2,400,000    WestJet Airlines, Ltd.*^                  21,305,466         25,608,720
                                                  ---------------    ---------------
                                                       60,852,821         71,763,220
                                                  ---------------    ---------------
TOTAL COMMON STOCKS                                 1,933,346,855      2,806,596,689
                                                  ---------------    ---------------
------------------------------------------------------------------------------------
WARRANTS (0.12%)

             BUSINESS SERVICES (0.01%)
  222,575    Infocrossing, Inc.
              Warrants Exp 10/16/2008*@#                   31,783            166,931
                                                  ---------------    ---------------
             RETAIL -- SPECIALTY STORES (0.11%)
1,407,353    Casual Male Retail Group, Inc.
              Warrants Exp 04/26/2007*@#                2,117,151          3,213,000
  100,000    Casual Male Retail Group, Inc.
              Warrants Exp 07/02/2010*@#                   49,000            137,000
                                                  ---------------    ---------------
                                                        2,166,151          3,350,000
                                                  ---------------    ---------------
TOTAL WARRANTS                                          2,197,934          3,516,931
                                                  ---------------    ---------------

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

Principal Amount                                          Cost              Value
-------------------------------------------------------------------------------------
CORPORATE BONDS (0.22%)

              PRINTING AND PUBLISHING
$ 7,000,000   Penton Media, Inc. 10.375%
                Sr. Sub. NT due 06/15/2011          $     4,990,354    $     6,343,750
                                                    ---------------    ---------------
-------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (3.15%)

 43,500,000   Citicorp 4.29%
                due 01/03/2006                           43,500,000         43,500,000
 37,899,999   Citicorp 4.11%
                due 01/03/2006                           37,899,999         37,899,999
 11,000,000   General Electric Capital Corp. 4.28%
                due 01/04/2006                           11,000,000         11,000,000
                                                    ---------------    ---------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                             92,399,999         92,399,999
                                                    ---------------    ---------------
TOTAL INVESTMENTS (99.29%)                          $ 2,032,935,142      2,908,857,369
                                                    ===============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.71%)                                                   20,734,963
                                                                       ---------------
NET ASSETS (EQUIVALENT TO $23.17 PER
 SHARE BASED ON 126,442,327 SHARES
 OUTSTANDING)                                                          $ 2,929,592,332
                                                                       ===============

---------------
%   Represents percentage of net assets
@   Restricted securities
#   See Note 3 regarding "affiliated investments".
^   Foreign domiciled corporation
*   Non-income producing securities

See Notes to Schedules of Investments.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (86.91%)

             ADVERTISING SERVICES (10.63%)
   75,000    aQuantive, Inc.*                     $     1,338,281    $     1,893,000
   75,000    Digitas, Inc.*                               489,814            939,000
   65,000    Getty Images, Inc.*                        1,811,020          5,802,550
   15,000    Google, Inc., Cl A*                        1,781,590          6,222,900
   50,000    ValueClick, Inc.*                            545,058            905,500
   75,000    WebSideStory, Inc.*                        1,416,814          1,359,750
                                                  ---------------    ---------------
                                                        7,382,577         17,122,700
             BUSINESS SERVICES (10.38%)
  100,000    Akamai Technologies, Inc.*                 1,531,807          1,993,000
   75,000    Ariba, Inc.*                                 460,432            551,250
   85,000    ChoicePoint, Inc.*                         2,995,233          3,783,350
  110,000    DealerTrack Holdings, Inc.*                2,007,302          2,307,800
  110,000    Monster Worldwide, Inc.*                   1,139,426          4,490,200
   40,000    Stamps.com, Inc.*                            209,414            918,400
  500,000    Terremark Worldwide, Inc.*                 3,034,791          2,325,000
  200,000    WindsorTech, Inc.*                           746,000            346,000
                                                  ---------------    ---------------
                                                       12,124,405         16,715,000
             COMMUNICATIONS (15.90%)
  100,000    Alamosa Hldgs., Inc.*                        549,692          1,861,000
  225,000    American Tower Corp., Cl A*                  925,720          6,097,500
  135,000    Equinix, Inc.*                             4,479,324          5,502,600
   25,000    Research in Motion, Ltd.*                    178,021          1,650,250
  225,000    SBA Communications Corp., Cl A*              760,711          4,027,500
  100,000    Sprint Nextel Corp.                        2,535,283          2,336,000
  225,000    UbiquiTel, Inc.*                           1,249,739          2,225,250
   75,000    VeriFone Holdings, Inc.*                   1,624,149          1,897,500
                                                  ---------------    ---------------
                                                       12,302,639         25,597,600
             COMMUNICATIONS EQUIPMENT (1.60%)
   60,000    QUALCOMM, Inc.                             2,178,989          2,584,800

             COMPUTER TECHNOLOGY (1.79%)
   40,000    Apple Computer, Inc.*                      1,730,601          2,875,600

             CONSUMER PRODUCTS (0.40%)
  125,000    TiVo, Inc.*                                  824,318            640,000

             CONSUMER SERVICES (7.08%)
   85,000    eBay, Inc.*                                1,355,317          3,676,250
   60,000    IAC/InterActiveCorp.                       1,620,462          1,698,600
   75,000    priceline.com, Inc.*                       1,567,179          1,674,000
1,500,000    Tencent Holdings, Ltd.^                    1,117,374          1,605,750
  125,000    Travelzoo, Inc.*                           2,395,993          2,750,000
                                                  ---------------    ---------------
                                                        8,056,325         11,404,600
             EDUCATION (0.94%)
   25,000    Apollo Group, Inc., Cl A*                    541,469          1,511,500

             ENTERPRISE HARDWARE (5.65%)
  150,000    Dell, Inc.*                                4,260,994          4,498,500
  150,000    Intel Corp.                                3,604,989          3,744,000
   30,000    Rackable Systems, Inc.*                      543,641            854,400
                                                  ---------------    ---------------
                                                        8,409,624          9,096,900
             ENTERPRISE SOFTWARE (0.42%)
  100,000    Opsware, Inc.*                               505,542            679,000

             FINANCIAL SERVICES -- BROKERAGE &
              EXCHANGES (10.28%)
  100,000    Ameritrade Holding Corp.*                  1,495,650          2,400,000
  325,000    Charles Schwab Corp.                       3,517,982          4,767,750
   10,000    Chicago Mercantile Exchange
              Holdings, Inc., Cl A                      1,829,806          3,674,900
  200,000    E*TRADE Financial Corp.*                     880,125          4,172,000
  125,000    TradeStation Group, Inc.*                  1,198,792          1,547,500
                                                  ---------------    ---------------
                                                        8,922,355         16,562,150

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

       Shares                                              Cost              Value
 ---------------------------------------------------------------------------------------
                FINANCIAL SERVICES --
                 MISCELLANEOUS (0.91%)
       60,000   optionsXpress Holdings, Inc.          $       872,754   $      1,473,000

                LEISURE (1.98%)
       50,000   Activision, Inc.*                             673,150            687,000
       35,000   Electronic Arts, Inc.*                      2,072,080          1,830,850
       25,000   JAMDAT Mobile, Inc.*                          404,488            664,500
                                                      ---------------    ---------------
                                                            3,149,718          3,182,350
                MANUFACTURING (1.62%)
      250,000   Flextronics Intl., Ltd.*                    2,520,070          2,610,000

                MEDIA (8.51%)
      100,000   Audible, Inc.*                              1,417,673          1,284,000
      115,000   Comcast Corp., Cl A*                        2,762,704          2,954,350
       60,000   Netflix, Inc.*                              1,037,246          1,623,600
      225,000   Time Warner, Inc.                           3,542,759          3,924,000
      100,000   Yahoo! Inc.*                                1,174,425          3,918,000
                                                      ---------------    ---------------
                                                            9,934,807         13,703,950
                REAL ESTATE (3.42%)
       35,000   CoStar Group, Inc.*                           610,743          1,510,950
      700,000   homestore, Inc.*                            1,255,233          3,570,000
       50,000   ZipRealty, Inc.*                              650,000            421,000
                                                      ---------------    ---------------
                                                            2,515,976          5,501,950
                RETAIL -- SPECIALTY STORES (5.40%)
       75,000   Best Buy Co., Inc.                          3,425,600          3,261,000
       30,000   Blue Nile, Inc.*                              814,870          1,209,300
      100,000   FTD Group, Inc.*                            1,245,860          1,039,000
      100,000   InPhonic, Inc.*                             1,501,150            869,000
       70,000   Provide Commerce, Inc.*                     1,124,690          2,317,700
                                                      ---------------    ---------------
                                                            8,112,170          8,696,000
                                                      ---------------    ---------------
TOTAL COMMON STOCKS                                        90,084,339        139,957,100
                                                      ---------------    ---------------
 ---------------------------------------------------------------------------------------
WARRANTS (0.00%)

                MEDIA
      200,000   Loudeye Corp.
                 Warrants Exp 12/23/2010*@                          0                  0
                                                      ---------------    ---------------
Principal Amount
 ---------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (8.69%)

$  14,000,000   Citicorp 4.11%
                 due 01/03/2006                            14,000,000         14,000,000
                                                      ---------------    ---------------
TOTAL INVESTMENTS (95.60%)                            $   104,084,339        153,957,100
                                                      ===============
CASH AND OTHER ASSETS
 LESS LIABILITIES (4.40%)                                                      7,081,512
                                                                         ---------------
NET ASSETS (EQUIVALENT TO $9.72 PER
 SHARE BASED ON 16,567,713 SHARES
 OUTSTANDING)                                                           $    161,038,612
                                                                         ===============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
@   Restricted securities
^   Foreign domiciled corporation

See Notes to Schedules of Investments.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (92.21%)

             ADVERTISING SERVICES (4.31%)
   35,000    Getty Images, Inc.*                  $     2,689,809    $     3,124,450
    6,500    Google, Inc., Cl A*                        1,114,038          2,696,590
                                                  ---------------    ---------------
                                                        3,803,847          5,821,040
             BUSINESS SERVICES (3.30%)
   65,000    Iron Mountain, Inc.*                       2,044,769          2,744,300
   45,000    Paychex, Inc.                              1,725,114          1,715,400
                                                  ---------------    ---------------
                                                        3,769,883          4,459,700
             COMMUNICATIONS (4.35%)
  100,000    American Tower Corp., Cl A*                1,811,466          2,710,000
   12,500    Research in Motion, Ltd.*                    916,133            825,125
  100,000    Sprint Nextel Corp.                        2,517,173          2,336,000
                                                  ---------------    ---------------
                                                        5,244,772          5,871,125
             COMMUNICATIONS EQUIPMENT (1.43%)
   45,000    QUALCOMM, Inc.                             1,763,593          1,938,600

             COMPUTER TECHNOLOGY (1.33%)
   25,000    Apple Computer, Inc.*                      1,191,113          1,797,250

             CONSULTING (1.59%)
   35,000    Moody's Corp.                              1,810,053          2,149,700

             CONSUMER PRODUCTS (1.61%)
   25,000    Nike, Inc., Cl B                           2,109,692          2,169,750

             CONSUMER SERVICES (2.60%)
   65,000    eBay, Inc.*                                2,684,709          2,811,250
   25,000    IAC/InterActiveCorp.                         673,641            707,750
                                                  ---------------    ---------------
                                                        3,358,350          3,519,000
             EDUCATION (0.67%)
   15,000    Apollo Group, Inc., Cl A*                  1,071,592            906,900

             ENERGY SERVICES (3.84%)
   20,000    Arch Coal, Inc.                            1,406,855          1,590,000
   20,000    Kinder Morgan, Inc.                        1,361,698          1,839,000
   40,000    XTO Energy, Inc.                             801,662          1,757,600
                                                  ---------------    ---------------
                                                        3,570,215          5,186,600
             ENTERPRISE HARDWARE (3.84%)
   90,000    Dell, Inc.*                                3,066,344          2,699,100
  100,000    Intel Corp.                                2,622,306          2,496,000
                                                  ---------------    ---------------
                                                        5,688,650          5,195,100
             FINANCIAL SERVICES --
              ASSET MANAGEMENT (3.19%)
   15,000    Legg Mason, Inc.                           1,810,391          1,795,350
   35,000    T. Rowe Price Group, Inc.                  2,183,728          2,521,050
                                                  ---------------    ---------------
                                                        3,994,119          4,316,400
             FINANCIAL SERVICES -- BANKING (3.07%)
   40,000    Golden West Financial Corp.                2,354,050          2,640,000
   20,000    Zions Bancorporation                       1,413,275          1,511,200
                                                  ---------------    ---------------
                                                        3,767,325          4,151,200
             FINANCIAL SERVICES -- BROKERAGE &
              EXCHANGES (5.84%)
   50,000    Ameritrade Holding Corp.*                    747,825          1,200,000
  185,000    Charles Schwab Corp.                       2,269,996          2,713,950
    6,000    Chicago Mercantile Exchange
              Holdings, Inc., Cl A                      1,499,604          2,204,940
   85,000    E*TRADE Financial Corp.*                   1,108,637          1,773,100
                                                  ---------------    ---------------
                                                        5,626,062          7,891,990
             FINANCIAL SERVICES -- INSURANCE (3.27%)
        8    Berkshire Hathaway, Inc., Cl A*              717,341            708,960
   17,500    The Progressive Corp.                      1,712,305          2,043,650
   35,000    W. R. Berkley Corp.                        1,290,526          1,666,700
                                                  ---------------    ---------------
                                                        3,720,172          4,419,310
             FINANCIAL SERVICES -- MISCELLANEOUS (1.90%)
   50,000    American Express Co.                       2,517,445          2,573,000



BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

    Shares                                               Cost              Value
-------------------------------------------------------------------------------------
             HEALTHCARE SERVICES -- INSURANCE (2.86%)
   30,000    UnitedHealth Group, Inc.                   1,050,414          1,864,200
   25,000    WellPoint, Inc.*                           1,414,500          1,994,750
                                                  ---------------    ---------------
                                                        2,464,914          3,858,950
              HOME BUILDING (2.08%)
    15,000    Centex Corp.                         $       860,021    $     1,072,350
    50,000    Toll Brothers, Inc.*                       1,737,073          1,732,000
                                                   ---------------    ---------------
                                                         2,597,094          2,804,350
              HOTELS AND LODGING (0.74%)
    20,000    Four Seasons Hotels, Inc.                  1,182,140            995,000

              LEISURE (1.16%)
    30,000    Electronic Arts, Inc.*                     1,751,066          1,569,300

              MANUFACTURING (0.97%)
   125,000    Flextronics Intl., Ltd.*                   1,745,651          1,305,000

              MEDIA (9.24%)
    60,000    Comcast Corp., Cl A*                       1,740,997          1,541,400
   115,000    News Corp., Cl A                           1,839,757          1,788,250
   115,000    Time Warner, Inc.                          1,990,560          2,005,600
    75,000    Univision Comm., Inc., Cl A*               2,182,438          2,204,250
   100,000    Walt Disney Co.                            2,498,819          2,397,000
    65,000    Yahoo! Inc.*                               2,073,167          2,546,700
                                                   ---------------    ---------------
                                                        12,325,738         12,483,200
              PHARMACEUTICAL (1.58%)
    15,000    Amgen, Inc.*                                 980,509          1,182,900
    10,260    Genentech, Inc.*                             600,436            949,050
                                                   ---------------    ---------------
                                                         1,580,945          2,131,950
              REAL ESTATE (3.23%)
    45,000    Kimco Realty Corp.                         1,085,316          1,443,600
    35,000    Vornado Realty Trust                       2,469,932          2,921,450
                                                   ---------------    ---------------
                                                         3,555,248          4,365,050
              RECREATION AND RESORTS (7.31%)
    60,000    Carnival Corp.                             2,940,112          3,208,200
    60,000    Las Vegas Sands Corp.*                     2,060,798          2,368,200
    45,000    Marriott International, Inc., Cl A         2,840,475          3,013,650
    35,000    MGM Mirage, Inc.*                            921,186          1,283,450
                                                   ---------------    ---------------
                                                         8,762,571          9,873,500
              RESTAURANTS (1.11%)
    50,000    Starbucks Corp.*                           1,246,530          1,500,500

              RETAIL -- CONSUMER STAPLES (5.94%)
    30,000    Costco Wholesale Corp.                     1,225,889          1,484,100
    50,000    CVS Corp.                                  1,281,840          1,321,000
    40,000    Target Corp.                               1,912,809          2,198,800
    15,000    Wal-Mart Stores, Inc.                        791,445            702,000
    35,000    Walgreen Co.                               1,374,967          1,549,100
    10,000    Whole Foods Market, Inc.                     756,542            773,900
                                                   ---------------    ---------------
                                                         7,343,492          8,028,900
              RETAIL -- SPECIALTY STORES (7.99%)
    60,000    Bed Bath & Beyond, Inc.*                   2,274,594          2,169,000
    45,000    Best Buy Co., Inc.                         1,777,598          1,956,600
    57,500    Coach, Inc.*                               1,332,219          1,917,050
    15,000    Kohl's Corp.*                                757,036            729,000
    30,000    Lowe's Companies, Inc.                     1,735,318          1,999,800
    80,000    Urban Outfitters, Inc.*                    2,396,552          2,024,800
                                                   ---------------    ---------------
                                                        10,273,317         10,796,250
              TRANSPORTATION (0.83%)
    15,000    United Parcel Service, Inc., Cl B          1,141,296          1,127,250
                                                   ---------------    ---------------
TOTAL COMMON STOCKS                                    110,267,677        124,597,340
                                                   ---------------    ---------------

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005 (UNAUDITED)

Principal Amount                                         Cost              Value
-------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (6.81%)

$9,200,000    Citigroup 4.11%
               due 01/03/2006                      $     9,200,000    $     9,200,000
                                                   ---------------    ---------------
TOTAL INVESTMENTS (99.02%)                         $   119,467,677        133,797,340
                                                   ===============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.98%)                                                   1,329,993
                                                                      ---------------
NET ASSETS (EQUIVALENT TO $11.90 PER
 SHARE BASED ON 11,351,989 SHARES
 OUTSTANDING)                                                         $   135,127,333
                                                                      ===============

---------------
%   Represents percentage of net assets
*   Non-income producing securities

See Notes to Schedules of  Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 Act, as amended, as a diversified investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

1) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

2) COST OF INVESTMENTS FOR INCOME TAX PURPOSES

At December 31, 2005 the net realized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Table I                                                                                                              BARON
                               BARON ASSET        BARON GROWTH       BARON SMALL CAP     BARON iOPPORTUNITY    FIFTH AVENUE GROWTH
                                   FUND               FUND               FUND                 FUND                   FUND
                                   ----               ----               ----                 ----                   ----

Cost of investments          $ 1,491,289,916    $ 3,728,144,009     $ 2,033,798,347        $ 107,104,760           $ 119,575,735
                             ================   ================    ================     ================     ===================

Unrealized appreciation        1,421,420,104      1,494,802,174         977,605,716           51,641,351              17,697,641
Unrealized depreciation          (24,785,315)      (101,372,434)       (102,546,694)          (4,789,011)             (3,476,036)
                             ----------------   ----------------    ----------------     ----------------     -------------------
Net unrealized appreciation  $ 1,396,634,789    $ 1,393,429,740       $ 875,059,022         $ 46,852,340            $ 14,221,605
                             ================   ================    ================     ================     ===================

3) INVESTMENT IN "AFFILIATES"*
--------------------------------

                                BARON ASSET FUND

                                                  Balance of          Gross       Gross Sales    Balance of
                                                Shares Held on      Purchases         and      Shares Held on         Value
            NAME OF ISSUER                      Sept. 30, 2005    and Additions   Reductions    Dec. 31, 2005     Dec. 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                                     314,000                                       314,000           $77,087,000
Apollo International, Inc. S-A CV Pfd.                105,264                                       105,264               400,000
ChoicePoint, Inc.                                   4,500,000                                     4,500,000           200,295,000
Kerzner Intl., Ltd.                                 2,400,000                                     2,400,000           165,000,000
Vail Resorts, Inc., Cl A                            3,000,000                                     3,000,000            99,090,000
                                                                                                                -----------------
  TOTAL INVESTMENT IN "AFFILIATES" (18.7% OF NET ASSETS)                                                             $541,872,000
                                                                                                                =================

--------------------------------------------------------------------------------
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2005 to December 31, 2005.

INVESTMENT IN "AFFILIATES"*

                               BARON GROWTH FUND

                                                   Balance of          Gross       Gross Sales    Balance of
                                                 Shares Held on      Purchases         and      Shares Held on        Value
            NAME OF ISSUER                       Sept. 30, 2005    and Additions   Reductions    Dec. 31, 2005    Dec. 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.                                   3,800,000                                       3,800,000         $73,948,000
Blue Nile, Inc.                                       875,000                                         875,000          35,271,250
Carter's, Inc.                                      1,450,000                                       1,450,000          85,332,500
Centene Corp.                                       3,199,500                         199,500       3,000,000          78,870,000
Center Financial Corp.                                850,000                                         850,000          21,386,000
DeVry, Inc.                                         3,700,000                                       3,700,000          74,000,000
Encore Acquisition Co.                              3,700,000                                       3,700,000         118,548,000
Select Comfort Corp.                                1,800,000                                       1,800,000          49,230,000
                                                                                                                  ---------------
  TOTAL INVESTMENT IN "AFFILIATES" (10.5% OF NET ASSETS)                                                             $536,585,750
                                                                                                                  ===============

--------------------------------------------------------------------------------
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2005 to December 31, 2005.

INVESTMENT IN "AFFILIATES"*

                              BARON SMALL CAP FUND

                                                         Balance of        Gross      Gross Sales    Balance of
                                                       Shares Held on    Purchases        and      Shares Held on       Value
                       NAME OF ISSUER                  Sept. 30, 2005  and Additions  Reductions    Dec. 31, 2005   Dec. 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                                     1,850,000        400,000                    2,250,000       $34,020,000
Cash Systems, Inc.                                        1,500,000                                   1,500,000        13,155,000
Casual Male Retail Group, Inc.                            1,157,503                                   1,157,503         7,095,494
Casual Male Retail Group, Inc., Warrants Exp 04/26/2007   1,407,353                                   1,407,353         3,213,000
Casual Male Retail Group, Inc., Warrants Exp 07/02/2010     100,000                                     100,000           137,000
Design Within Reach, Inc.                                 1,100,000         75,000      500,000         675,000               **
DTS, Inc.                                                 1,625,000                                   1,625,000        24,050,000
Eagle Materials, Inc., Cl B                               1,000,000                                   1,000,000       117,770,000
Eagle Materials, Inc.                                        45,600                      45,600               -               **
Great Wolf Resorts, Inc.                                  2,500,000        100,000                    2,600,000        26,806,000
Immucor, Inc.                                             2,500,000                                   2,500,000        58,400,000
Infocrossing, Inc.                                        1,082,000                     241,000         841,000         7,241,010
Infocrossing, Inc., Warrants Exp 10/16/2008                 222,575                                     222,575           166,931
Kensey Nash Corp.                                           941,600        108,400                    1,050,000        23,131,500
LECG Corp.                                                1,650,000                                   1,650,000        28,677,000
MarineMax, Inc.                                           1,500,000                                   1,500,000        47,355,000
Measurement Specialties, Inc.                             1,100,000                      98,552       1,001,448        24,385,259
NuCO2, Inc.                                               1,127,364        122,636                    1,250,000        34,850,000
                                                                                                                    -------------
  TOTAL INVESTMENT IN "AFFILIATES" (15.4% OF NET ASSETS)                                                             $450,453,194
                                                                                                                    =============

**As of December 31, 2005, no longer an affiliated investment.
-------------------------------------------------------------------------------
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2005 to December 31, 2005.

--------------------------------------------------------------------------------
FOR ADDITIONAL INFORMATION REGARDING THE FUNDS' OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL SHAREHOLDER REPORT FILED ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE, WWW.SEC.GOV.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Investment Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  February 28, 2006




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   February 28, 2006